DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
The following description of the Lakeland Financial Corporation 401(k) Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.
General: The Plan is a defined contribution 401(k) profit sharing plan covering substantially all employees of Lakeland Financial Corporation (“LFC”) and its subsidiary, Lake City Bank (collectively, “employer”). An employee becomes eligible to enter the Plan on January 1, April 1, July 1, and October 1 following attainment of age 18 and completion of one month of service.
The Plan was originally adopted December 13, 1983 and has been amended and restated. Participants should refer to the amended and restated Plan agreement for a more complete description of the Plan’s provisions. The Plan provides for retirement, death, disability and termination benefits, and it is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).
Investment Funds: Investment elections available through the Plan consist of 32 funds, one of which is LFC common stock. Fourteen of the funds are "Fidelity Freedom Fund Class K6" funds that are targeted retirement funds consisting of blends of equities and fixed income securities. The "Artisan Mid Cap Fund Investor Class", "Fidelity 500 Index Fund", "Fidelity Contrafund - Class K", "Fidelity Mid Cap Index Fund", "Fidelity Small Cap Index Fund", "MFS New Discovery Value Fund Class R4", "MFS Value Fund Class R3", "T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund Advisor Class" and "Victory Sycamore Established Value Fund Class Y" are invested primarily in common and preferred stock. The "Baird Core Plus Bond Fund Class Institutional", "Baird Short-Term Bond Fund Institutional Class" and "Fidelity U.S. Bond Index Fund" are invested primarily in fixed income securities. The "Fidelity Government Money Market Fund" is invested primarily in short-term fixed income investments having maturities of one year or less. The "Fidelity Diversified International K6 Fund", "Fidelity International Index Fund" and "Fidelity Emerging Markets Index Fund" are invested primarily in foreign common stocks. The "PIMCO All Asset Fund Institutional Class" is invested primarily in mutual funds. One additional fund, the "Fidelity Cash Reserves Fund" is a money market account that is used for plan-level record keeping for the purchase and sale of fractional shares of LFC common stock and is not available to participants as an investment election. A participant's salary redirection is invested in any of the funds offered at the participant's discretion. Employer matching contributions are invested in the same funds as the participant's salary redirection, and in the same proportions.
Participant Accounts: Each participant’s account is credited with the participant’s contributions and allocations of (a) the employer matching contributions, (b) Plan earnings and (c) forfeitures of the non-vested portion of account balances from terminated participants, and is charged for withdrawals. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant, or beneficiary, is entitled is the benefit that can be provided from the participant’s vested account.
Contributions: The Plan provides that participants may make voluntary pre-tax or Roth contributions to the Plan in amounts up to 80% of eligible compensation or to the maximum amount allowable under the Internal Revenue Code, $23,500 in 2025. For 2025, catch up contributions of up to $7,500 are permitted for those eligible participants over 50 years of age. Eligible participants aged 60 to 63 are permitted a higher catch up contribution limit of $11,250. The Plan also allows for participant rollover contributions.

Each year the employer may set a matching percentage of a participant’s compensation, as well as make discretionary contributions. For 2025, the matching percentage was set at 106% of the first 6% of compensation a participant contributes to the Plan as a voluntary contribution. The first 50% of the matching contribution, or the first 3% of participant compensation contributed to the Plan, is made each pay period. The remainder of the match is a discretionary contribution made after the end of the Plan year and is determined partly based on company performance for the year. All contributions are cash contributions.
The Plan includes an auto-enrollment provision whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 6% of eligible compensation and their contributions invested in a default target date fund based on the participant's age until changed by the participant. Additionally, participants may automatically rollover into the Plan eligible Fidelity retirement accounts held outside of the Plan.
Death, Disability or Retirement Benefits: Under the Plan, participants, or their beneficiaries, are entitled to 100% of their account balance upon death, disability, or retirement.
Vesting: Participants are 100% vested in salary deferral contributions. Employer contributions vest according to a five-year graded schedule.
Forfeitures: Upon termination of employment, participants with less than five years of credited service will forfeit their non-vested balances. Annually, forfeitures of non-vested terminated participants’ accounts are allocated to the accounts of active participants and offset employer contributions. Unallocated forfeitures amounted to $129,766 and $161,710 as of December 31, 2025 and 2024, respectively. In 2025, forfeitures offsetting employer contributions of $177,742 were allocated to active participants.
Payments of Benefits: On termination of service, a participant may elect to receive either a lump sum or direct rollover amount equal to the value of his or her vested interest in the account. Terminated participants with vested balances less than $7,000 cannot postpone distribution of benefits. Any distribution greater than $1,000 that is made to a participant without the participant's consent before the normal retirement age will be rolled over into an individual retirement account as designated by the plan administrator for the benefit of the participant. Vested balances of less than $1,000 upon termination of service are distributed as a lump sum payment.

The Plan also permits in-service withdrawals for participants upon attainment of age 59 ½ years or for participants with a hardship, subject to certain criteria and a $500 minimum amount. Distributions out of the Plan are made in cash. The Plan includes certain other cash out and required rollover provisions, as permitted by law.
Administrative and Investment Management Expenses: Substantially all administrative expenses are paid by the employer. Investment management fees are charged to the Plan as a reduction of investment return and included in the investment income reported by the Plan.